WRL LETTERHEAD

                                                                                                                                                              February 20, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re:     Post-Effective Amendment No. 27
          Western Reserve Life Assurance Co. of Ohio
          WRL Series Life Account
          WRL Freedom Wealth Protector (File No. 33-69138/811-4420)

     Filer CIK No.: 0000778209

Dear Commissioners:

     On behalf of Western Reserve Life Assurance Co. of Ohio and WRL Series Life Account (the “Account”), we have enclosed for electronic filing, Post-Effective Amendment No.27 (“Amendment”) to the Form N-6 Registration Statement of the WRL Freedom Wealth Protector (the “Policy”) being funded through the Account. This filing has been marked to show changes from the previous post-effective amendment for the Policy.

     This Amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933 to add disclosure regarding the Commissioners 2001 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables, to make minor clarifying and stylistic changes, and the “b” filing will include updated financial information. All exhibits will be included in the next post-effective amendment.

     If you have any questions concerning this filing, please do not hesitate to call me at (727) 299-1747 or Arthur D. Woods, Esq. at (727) 299-1830.

                                                                                                                                                Very truly yours,

                                                                                                                                                 /s/Gayle A. Morden
                                                                                                                                                Gayle A. Morden

                                                               Compliance Manager – AFP Life Products

Enclosures
cc: Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Priscilla Hechler